Consolidated Balance Sheet - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Tangible assets	€ 5,051	€ 5,231
Intangible assets	17,688	22,848
Deferred tax	7,525	7,794
Total non-current assets	30,264	35,873
Financial assets
Trade receivables	3,501	5,031
Other financial assets	531	1,077
Cash and cash equivalents	16,546	11,119
Total financial assets	20,579	17,227
Other assets
Inventories	4,673	4,065
Income tax	5	4
Other assets	869	1,195
Total other assets	5,547	5,264
Total current assets	26,126	22,491
Total assets	56,391	58,363
Equity
Subscribed capital	47,748	44,849
Capital reserve	123,493	118,103
Reserve from foreign currency conversion adjustments	1,866	(289)
Loss carried forward	(152,709)	(145,351)
Loss for the period	(13,023)	(7,358)
Total equity	7,375	9,955
Non-current liabilities
Financial debt	22,736	22,110
Other financial liabilities	17,994	14,721
Total non-current liabilities	40,730	36,830
Financial liabilities
Trade payables	1,623	4,196
Current financial debt	1,139	1,212
Other financial liabilities	90	99
Total financial liabilities	2,852	5,508
Income Tax		11
Other provisions	3,042	3,495
Other liabilities	2,392	2,565
Total other liabilities	5,434	6,071
Total current liabilities	8,286	11,579
Total equity and liabilities	€ 56,391	€ 58,363